Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits And Other Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 39,309	¥ 38,840	¥ 39,709
Interest cost on projected benefit obligation	22,464	26,648	31,509
Expected return on plan assets	(54,222)	(48,106)	(55,336)
Amortization of net actuarial loss	23,941	42,496	29,424
Amortization of prior service cost	(11,793)	(12,309)	(11,534)
Loss (gain) on settlements and curtailment	41,456	2,600	4,378
Net periodic benefit cost	61,155	50,169	38,150
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	12,215	8,098	6,328
Interest cost on projected benefit obligation	13,467	10,716	10,649
Expected return on plan assets	(19,928)	(14,169)	(14,216)
Amortization of net actuarial loss	9,808	8,030	6,221
Amortization of prior service cost	157	54	35
Loss (gain) on settlements and curtailment		95	40
Net periodic benefit cost	15,719	12,824	9,057
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	1,526	1,114	968
Interest cost on projected benefit obligation	1,352	1,135	1,192
Expected return on plan assets	(1,423)	(1,030)	(1,106)
Amortization of net actuarial loss	776	715	514
Amortization of prior service cost	(69)	(59)	(57)
Amortization of net obligation at transition		105	105
Loss (gain) on settlements and curtailment		(3)
Net periodic benefit cost	¥ 2,162	¥ 1,977	¥ 1,616